Tax on income (schedule of composition) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 ILS (₪)
Current taxes:
Current taxes	₪ 6,866	$ 1,893	₪ 9,866	₪ 11,470
Total Current taxes	6,866	1,893	9,866	11,470
Deferred taxes	670	185	2,544	1,249
Total Reconciliation of the statutory tax rate to the effective tax rate	₪ 7,536	$ 2,078	₪ 12,410	₪ 12,719